Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Detailed Information about Revenue

For the year ended March 31,	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Sale of products, gross of excise duty	734,997	901,472	890,083	12,870
Less: excise duty	(39,462)	(10,564)	—	—
Sale of products, net of excise duty	695,535	890,908	890,083	12,870
Sale of services	4,792	3,085	2,205	32
Revenue from contingent rents (Refer Note 33)	14,317	15,556	16,724	242

Total revenue	714,644	909,549	909,012	13,144